Initial Public Offering - Additional Information (Detail) - Common Class A [Member]	Jul. 02, 2021 $ / shares shares
Class of Stock [Line Items]
Sale of stock price per share | $ / shares	$ 10
IPO [Member]
Class of Stock [Line Items]
Stock issued during period new shares issued | shares	25,000,000
Sale of stock price per share | $ / shares	$ 10
Over-Allotment Option [Member]
Class of Stock [Line Items]
Stock issued during period new shares issued | shares	3,000,000